SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Contract assets	$ 472,059	$ 587,932
Contract liabilities	557,528	967,053
Animation Contracts [Member]
Contract assets	459,634	525,709
Contract liabilities	96,697	410,709
Web Filtering Contract [Member]
Contract assets	5,088	54,886
Contract liabilities	449,331	544,844
Other Contracts [Member]
Contract assets	7,337	7,337
Contract liabilities	$ 11,500	$ 11,500